REVENUES (Details - Accounts Receivable) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Billed accounts receivable	$ 660,232	$ 822,536
Unbilled accounts receivable	147,477	187,751
Allowance for doubtful accounts	(40,962)	(41,708)
Total accounts receivable, net	766,747	968,579
Total advanced payments and deferred revenues	$ 396,155	$ 404,428